LEASES	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
LEASES

NOTE 7 – LEASES

            Real property for four of the Bank's office locations and certain equipment are leased under noncancelable operating leases expiring at various times through 2028.  In most cases, the leases provide for one or more renewal options of five to ten years under the same or similar terms.  In addition, various items of office equipment are leased under cancelable operating leases.  Total rental expense incurred under all operating leases, including short-term leases with terms of less than one month, amounted to approximately $13, $13 and $35 for equipment leases and approximately $236, $293 and $331 for building leases in 2011, 2010 and 2009, respectively.  Future minimum lease commitments as of December 31, 2011 under all noncancelable operating leases with initial terms of one year or more are shown in the following table (dollars in thousands):

Year	Lease Payments
2012	$ 253
2013	234
2014	234
2015	199
2016	195
Total	$ 1,115